Document and Entity Information	Aug. 21, 2020
Cover [Abstract]
Entity Registrant Name	J C PENNEY CO INC
Entity Central Index Key	0001166126
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 21, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15274
Entity Tax Identification Number	26-0037077
Entity Address, Address Line One	6501 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024-3698
City Area Code	972
Local Phone Number	431-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false